Main Events (Details) - Schedule of Consideration R$ in Thousands	1 Months Ended
Jan. 31, 2021 BRL (R$)
Schedule of Consideration [Abstract]
Consideration paid in cash	R$ 160,399
Price adjustment	5,365
Total consideration transferred	165,764
Net assets acquired	(154,733)
Difference recorded in equity	R$ 11,031